Taxes on Income	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Note 15 - Taxes on Income
Note 15 - Taxes on Income

A.	Taxation of companies in Israel

The current and deferred taxes expenses of Israeli entities are booked under the applicable tax rates below:

1.	Income tax rate

The Israeli statutory primary income tax rate is 23%.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter – the Encouragement Law)

a)	Beneficiary Enterprises

The production facilities of some of the Company’s subsidiaries in Israel (hereinafter – the Subsidiaries) have received “Beneficiary Enterprise” status under the Encouragement law after Amendment No. 60 to the Law was published in April 2005. The main benefit granted to the Subsidiaries is a preferred tax rate.

Under the “Ireland” track, the Company paid a reduced tax rate of 11.5% as of 2008 on parts of its income. The benefit deriving from the "Ireland" track ended in 2017, excluding a single entity in Israel for which the entitlement ended in 2021.

The part of taxable income entitled to benefits at reduced tax rates is calculated based on the ratio of the “Beneficiary Enterprise” turnover to a company’s total turnover. The turnover attributed to the “Beneficiary Enterprise” is generally calculated according to the increase in the turnover compared to a “base” turnover, which is the average turnover in the three years prior to the election year of the “Beneficiary Enterprise”.

A company having a “Beneficiary Enterprise” that distributes a dividend out of exempt income, will be subject to corporate tax in the year in which the dividend was distributed on the amount distributed (including corporate tax applicable amount due to the distribution) at the tax rate applicable under the Encouragement Law in the year in which the income was generated, had it not been exempt from tax.

In November 2021, the Israeli Economic Efficiency Law for the years 2021 and 2022 was published, which consists of numerous legislative amendments and arrangements, including an amendment to Section 74 of the Encouragement Law, (hereinafter - the amendment).

The amendment stipulates that in any dividend distribution from companies holding accumulated profits that were exempt from tax until their distribution as a dividend ("trapped earnings"), a certain part of the distribution will be considered a distribution of those trapped earnings, which will be fully taxed upon release.

In addition, a temporary provision to the Encouragement Law was published, which was valid until November 14, 2022, offered a reduced tax payment arrangement to companies that have trapped earnings.

In December 2021, the Company recognized a tax provision for the release of trapped earnings in the total amount of $47 million. No additional tax provision is required in respect of the unreleased trapped earnings which as of December 31, 2023, amounted to about NIS 950 million ($262 million).

b)	Preferred Enterprises

In December 2010, the Israeli Knesset approved the Economic Policy Law for 2011-2012, whereby the Encouragement law, was amended (hereinafter – the Amendment). The Amendment is effective from January 1, 2011 and its provisions apply to preferred income, derived or accrued by a Preferred Enterprise, as defined in the Amendment, in 2011 and thereafter.

The Amendment does not apply to an Industrial Enterprise that is a mine, or any other facility for production of minerals or a facility for exploration of fuel. Therefore, ICL plants that are defined as mining plants and mineral producers will not be able to take advantage of the tax rates included as part of the Amendment.

The tax rates applicable to Preferred Enterprises in Israel:

1)	Preferred Enterprises located in Development Area A – 7.5%.

2)	Preferred Enterprises located in the rest of the country – 16%.

In November 2015, the Knesset passed the Economic Efficiency Law, which expanded the exception to all of the Enterprise’s activities up to the time of the first marketable product (for additional details – see Section 4 below). However, tax benefits to which a Beneficiary Plant was entitled were not cancelled in respect of investments made up to December 31, 2012. Therefore, such plants are able to utilize the tax benefits in respect of such investments, in accordance with the provisions of the old law.

It is further provided in the Amendment that tax will not apply to a dividend distributed out of preferred income to a shareholder that is an Israeli-resident company. A dividend distributed out of preferred income to a shareholder that is an individual or a foreign resident is subject to tax at a rate of 20%, unless a lower tax rate applies under a relevant treaty for prevention of double taxation.

3.	The Law for the Encouragement of Industry (Taxation), 1969

a)
Some of the Company’s Israeli subsidiaries are “Industrial Enterprise”, as defined in the abovementioned law. In respect of buildings, machinery and equipment owned and used by any "Industrial Enterprise", the Company is entitled to claim accelerated depreciation as provided by the Income Tax Regulations – Adjustments for Inflation (Depreciation Rates), 1986 which allow accelerated depreciation to any "Industrial Enterprise" as of the tax year in which each asset is first placed in service.

b)
The Industrial Enterprises owned by some of the Company's Israeli subsidiaries have a common line of production or similar industrial branch activity and, therefore, they file, together with the Company, a consolidated tax return in accordance with Section 23 of the Law for the Encouragement of Industry. Accordingly, each of the said companies is entitled to offset its tax losses against the taxable income of the other companies.

4.	Taxation of Profits Natural Resources

The government take on natural resources in Israel includes three elements: Royalties, Corporate Income Tax and Surplus Profit Levy. The highlights of the Law are set forth below:

4.1	Royalties

In accordance with the Mines Ordinance, the rate of the royalties, in connection with resources produced from the quarries, will be 5%. For production of phosphates, the royalty rate is 5% of the value of the sold quantity produced.

In accordance with the Israeli Dead Sea Concession Law, 1961, the royalty rate for potash, bromine and magnesium is 5% of the value of the sold quantity.

4.2	Imposition of Surplus Profit Levy

The Law for Taxation of Profits from Natural Resources (hereinafter – the Law), is effective since January 1, 2016. The law is applied for the bromine, phosphate and magnesium minerals from 2016 and for potash from 2017. The tax base, which will be calculated for every mineral separately, is the mineral’s operating income, in accordance with the accounting statement of income, to which certain adjustments will be made.

The taxable profit is based on the first traded product mineral operating income, as adjusted, after a deduction of 5% of the mineral’s year end working capital, and an amount that reflects a yield of 14% on the value of property, plant and equipment used for production and sale of the quarried material (hereinafter – Yield).

On the tax base, as stated, a progressive tax will be imposed at a rate to be determined based on the Yield in that year. For a Yield between 14% and 20%, Natural Resources Tax will be imposed at the rate of 25%, while Yield in excess of 20% will be subject to Natural Resources Tax at the rate of 42%. In years in which the Natural Resources Tax base is negative, the negative amount will be carried forward from year to year and will constitute a tax shield in the succeeding tax year. The above computations, including the right to use prior years’ losses, are made separately, without considering setoffs, for each natural resource production and sale activity.

Limitations on the Natural Resources Tax – the Natural Resources Tax will only apply to profits deriving from the actual production and sale of each of the following resources: potash, bromine, magnesium and phosphates, and not to the profits deriving from the downstream industrial activities. Calculation of the Natural Resources Tax will be made separately for every mineral mining concession. Nonetheless, regarding magnesium, it was provided that commencing from 2017, upon sale of Carnalite by DSW to magnesium and reacquisition of a Sylvinite by-product by DSW, magnesium will charge DSW $100 per tonne of potash, which is produced from the Sylvinite (linked to the CPI).

A mechanism was provided for determination of the market price, with respect to transactions in natural resources executed between related parties in Israel, as well as a mechanism for calculation of the manner for costs allocation between the production and sale of the natural resource, on the one hand, and the downstream activities, on the other hand.

Regarding the bromine resource, the sale price of bromine sold to related parties, in and outside of Israel, who use the bromine for bromine compounds manufacturing activities, shall be, in each tax year, the higher of:

1)	Actual price in the sale transaction.

2)	A price which will provide an operating profit for the bromine compounds manufacturer of 12% out of the revenue it generates from bromine compounds sales.

4.2	Imposition of Surplus Profit Levy (cont'd)

Regarding the phosphate resource, the sale price of phosphate sold to related parties for purposes of downstream manufacturing activities shall be, in each tax year, the higher of:

1)	Actual price in the sale transaction.

2)	A price which will keep an operating profit with the downstream products manufacturer of 12% out of the revenue it generates from downstream phosphate made of products sales.

3)	The production and operating costs attributable to a unit of phosphate.

Amendment number 3 to the Law

In November 2021, Amendment number 3 to the Law was approved by the Israeli Kneset, according to which the arrangement of tax collection will be altered so that companies will be required to pay 75% of the disputed tax, after objecting to a tax assessment by appeal to the district court, and prior to a Court ruling. Prior to this amendment, the full payment of the Surplus Profit Levy in dispute was not required until a Court ruling is rendered.

Assessment agreement - Surplus Profit Levy

In June 2022, a settlement agreement was signed with the Israeli Tax Authority which provides final assessments for the tax years 2016-2020, as well as outlines understandings for the calculation of the surplus profit levy for the years from 2021 onwards. As a result, in 2022 the Company recorded tax expenses for prior years in the amount of about $188 million.

4.3	Corporate income Tax:

The Law for Encouragement of Capital Investments was revised such that the definition of a “Plant for Production of Quarries” will include all the plant’s activities up to production of the first marketable natural resource of potash, bromine, magnesium and phosphates. Accordingly, activities involved with production of the first traded resource will not be entitled to tax benefits under the Law, whereas activities relating to downstream products, such as bromine compounds, acids, fertilizers, etc. will be entitled to tax benefits under the Law.

The Natural Resource Tax will be deductible from the Company's taxable income and the Company will pay the Corporate Tax on the balance as is customary in Israel.

B.	Taxation of non-Israeli subsidiaries

Subsidiaries incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence. The principal tax rates applicable to the major subsidiaries outside Israel are as follows:

Country	Tax rate	Note
Brazil	34%
Germany	29%
United States	26%	(1)
Netherlands	25.8%
Spain	25%
China	25%
United Kingdom	25%	(2)

(1)	The tax rate is an estimated average and includes federal and states tax. Different rate may apply in each specific year, as a result of different allocation of income between the different states.

(2)	The tax rate in the UK was increased from 19% to 25% since April 1, 2023.

C.	Carried forward tax losses

As of December 31, 2023, the balances of the carryforward tax losses of subsidiaries for which deferred taxes were recorded, is about $476 million (December 31, 2022 – about $384 million).

As of December 31, 2023, the balances of the carryforward tax losses to future years of subsidiaries for which deferred taxes were not recorded, is about $206 million (December 31, 2022 – about $109 million).

As of December 31, 2023, the capital losses for tax purposes available for carryforward to future years for which deferred taxes were not recorded is about $152 million (December 31, 2022 – about $142 million).

D.	Tax assessment

The Company and the main operational companies in Israel (DSW, Rotem, Bromine, DSM, and BCL), have received final tax assessments up to and including 2019. Other companies in Israel received final tax assessments up to and including 2018. The main subsidiaries outside of Israel have final tax assessments up to and including 2015 - 2019.

E.	Deferred income taxes

1. The composition of the deferred taxes and the changes therein, are as follows:

	In respect of financial position				In respect of carry forward tax losses	Total
	Depreciable property, plant and equipment and intangible assets	Inventories	Provisions for employee benefits	Other
	$ millions
Balance as of January 1, 2022	(421)	39	73	(16)	88	(237)
Changes in 2022:
Amounts recorded in the statement of income	(127)	33	4	31	35	(24)
Amounts recorded to a capital reserve	-	-	(12)	4	-	(8)
Translation differences	1	-	(1)	-	(4)	(4)
Balance as of December 31, 2022	(547)	72	64	19	119	(273)
Changes in 2023:
Amounts recorded in the statement of income	(46)	(22)	(5)	(4)	19	(58)
Amounts recorded to a capital reserve	-	-	(8)	(4)	-	(12)
Translation differences	(3)	-	1	4	4	6
Balance as of December 31, 2023	(596)	50	52	15	142	(337)

2. The currencies in which the deferred taxes are denominated:

	As of December 31
	2023	2022
	$ millions	$ millions
Israeli Shekels	(420)	(368)
Euro	38	51
Brazilian Real	24	28
British Pound	11	16
U.S Dollar	1	(8)
Other	9	8
	(337)	(273)

F.	Taxes on income included in the income statements

1.	Composition of income tax expenses (income)
	For the year ended December 31
	2023	2022	2021
	$ millions	$ millions	$ millions
Current taxes	251	869	145
Deferred taxes	47	45	22
Taxes in respect of prior years	(11)	271	93
	287	1,185	260

2.	Theoretical tax

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates in Israel (see A(2) above) and the tax expense presented in the statements of income:

	For the year ended December 31
	2023	2022	2021
	$ millions	$ millions	$ millions
Income before taxes on income, as reported in the statements of income	974	3,404	1,092
Statutory tax rate (in Israel)	23%	23%	23%
Theoretical tax expense	224	783	251
Add (less) – the tax effect of:
Surplus Profit Levy tax	62	265	-
Reduced tax due to tax benefits	(17)	(95)	(64)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	(32)	1	(10)
Tax on dividend	4	5	3
Deductible temporary differences and their reversal (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses	52	(29)	(8)
Taxes in respect of prior years*	(11)	271	93
Differences in measurement basis	2	(21)	(8)
Other differences	3	5	3
Taxes on income included in the income statements	287	1,185	260

* For 2022, included the settlement agreement related to surplus profit levy, as described above.

G.	Taxes on income relating to items recorded in equity
	For the year ended December 31
	2023	2022	2021
	$ millions	$ millions	$ millions
Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	(8)	(12)	(22)
Change in investments at fair value through other comprehensive income	-	-	(21)
Change in fair value of hedging derivatives	(4)	4	-
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	(9)	(11)	(1)
Total	(21)	(19)	(44)